Short-Term Borrowings - Narrative (Details) $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Short-term Debt [Line Items]
Weighted-average interest rate as of year-end	0.88%	0.88%	0.25%
Average balance of securities purchased under agreement to resell and securities sold under agreement to repurchase	$ 35,740,000,000		$ 31,150,000,000
Maximum borrowing on line of credit	1,030,000,000	$ 1,400
Balance on line of credit	0		$ 0
U.S. Government Securities Sold
Short-term Debt [Line Items]
Fair value of overnight maturity	$ 1,100,000,000